Cover	Oct. 06, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119499
Document Period End Date	Oct. 06, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2631